Leases (Details) - Schedule of Maturity Analysis Under the Lease Agreement - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Schedule of Maturity Analysis Under the Lease Agreement [Abstract]
Nine months ending December 31, 2023	$ 162	$ 539
Year ending December 31, 2024	217	454
Year ending December 31, 2025	110	275
Year ending December 31, 2026	41	98
Year ending December 31, 2027
Year ending December 31, 2028 and thereafter
Total	530	1,366
Less: Present value discount	(34)	(111)
Lease liability	$ 496	$ 1,255